Financial assets at fair value through profit or loss (Tables)	6 Months Ended
Jun. 30, 2022
Financial assets at fair value through profit or loss [abstract]
Summary of financial assets at fair value through profit or loss

	At 30 Jun 2022 £m	At 31 Dec 2021 £m

Trading assets	14,990	21,760
Other financial assets mandatorily at fair value through profit or loss:
Loans and advances to banks	4,797	3,684
Loans and advances to customers	9,648	10,933
Debt securities	36,499	40,379
Treasury and other bills	21	19
Contracts held with reinsurers	11,194	12,371
Equity shares	102,296	117,625
	164,455	185,011
Total financial assets at fair value through profit or loss	179,445	206,771